Note 3 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of Businesses Acquired	10	9	9
Business Combination, Acquisition Related Costs	$ 2,794	$ 5,301	$ 9,103
Business Acquisition, Goodwill, Expected Tax Deductible Amount	18,837	25,745	712
Business Combination, Contingent Consideration, Liability	32,266
Acquisitions after December 31 2008 [Member]
Business Combination, Contingent Consideration, Liability	32,266
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	65,519
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	72,798
Contingent Consideration Paid	2,018	$ 6,083	$ 25,535
Acquisitions after December 31 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability	$ 5,335
Americas [Member]
Number of Businesses Acquired	6
EMEA [Member]
Number of Businesses Acquired	4